Subsidiaries (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 13, 2017	Dec. 31, 2019	Jun. 30, 2018	Oct. 31, 2017	Jan. 11, 2017
Disclosure of detailed information about business combination [line items]
Cash proceeds	$ 2,000
Percentage of ordinary shares acquired			4.10%	27.00%
Ordinary shares issued	564,625
Cash consideration paid	$ 167
Fair value of ordinary shares issued price per share					$ 3.19
Tyr Novo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash proceeds	$ 2,000
Percentage of ordinary shares acquired	65.00%
Ordinary shares issued	9,570
Loans	$ 101
Goldman Hirsh Partners Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash proceeds		$ 76
Ordinary shares issued	564,625
Cash consideration paid		$ 91